NEWBUILDINGS (Details)			1 Months Ended								2 Months Ended	3 Months Ended			4 Months Ended	12 Months Ended
	Nov. 23, 2015 USD ($)	Mar. 31, 2015 USD ($) company $ / shares	Mar. 31, 2016 USD ($) shares	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	Apr. 30, 2015	Mar. 31, 2015 USD ($) company $ / shares shares	Sep. 30, 2014 USD ($) company $ / shares shares	May. 31, 2014 vessel	Apr. 30, 2014 USD ($) company vessel t $ / shares shares	Oct. 31, 2014 company	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2014 vessel $ / shares	Sep. 30, 2014 vessel $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2017 USD ($)	Sep. 15, 2014 $ / shares
Significant Acquisitions and Disposals [Line Items]
Number of Newbuilding Contracts																	18
Number of SPCs acquired							12											13
Value of share consideration paid in connection with purchase of vessel																		$ 38,874,000
Cash acquired upon purchase of SPC's																	$ 108,645,000	68,560,000	$ 0
Number of Capesize Newbuildings Delivered													5
Interest Costs Incurred																		360,500,000
Payments To Acquire Newbuildings																	$ 518,989,000	357,402,000	26,706,000
Accrued expenses not paid																		3,100,000
Proceeds from Contributed Capital							$ 59,700,000
Number of newbuilding expected to be delivered and sold																	2
Loss on sale of assets and amortization of deferred gains																	$ (10,788,000)	0	0
Proceeds From Sale Of Vessels and Equipment																	381,723,000	0	0
Provision for uncollectible receivables																	$ 152,597,000	0	$ 0
Number of newbuilding delivered and sold												2
Number of newbuilding vessels converted and sold																	2
Newbuilding Contract, Sold	$ 1,900,000																$ 10,800,000
Newbuilding commitments																	95,000,000
Loss on Sale of Newbuilding Contract																	8,900,000
Newbuilding Installments and Supervision Fees																	517,500,000	0
Settlement Of Accrued Liabilities																	2,000,000
KSL Atlantic [Member]
Significant Acquisitions and Disposals [Line Items]
Loss on sale of assets and amortization of deferred gains					$ 2,200,000												2,200,000
KSL Baltic [Member]
Significant Acquisitions and Disposals [Line Items]
Loss on sale of assets and amortization of deferred gains				$ 100,000													100,000	$ 100,000
KSL Caribbean and KSL Mediterranean [Member]
Significant Acquisitions and Disposals [Line Items]
Cash Reserve Deposit Required and Made																	$ 9,400,000
KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
Significant Acquisitions and Disposals [Line Items]
Number of newbuildings impaired												3					3
Provision for uncollectible receivables												$ 7,100,000					$ 7,100,000
KSL Atlantic, KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
Significant Acquisitions and Disposals [Line Items]
Number of newbuilding expected to be delivered and sold						4											4
KSL Atlantic, KSL Baltic and KSL Caribbean [Member]
Significant Acquisitions and Disposals [Line Items]
Number of newbuildings expected to be chartered in																	3
Golden Taurus, Golden Leo, Golden Libra and Golden Virgo [Member]
Significant Acquisitions and Disposals [Line Items]
Number of vessels sold, acquired upon the merger with the Former Golden Ocean		4					4						4
Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Number of SPCs acquired | company							12	13		5
Capesize drybulk size range | t										180,000
Value of share consideration paid in connection with purchase of vessel							$ 127,100,000	$ 356,800,000
Noncash or Part Noncash Acquisition, Payables Assumed										$ 150,000,000
Cash acquired upon purchase of SPC's								25,100,000.0		$ 43,400,000
Number of SPCs expected to acquire | company										25
Value of cash acquired under common control transaction		$ 108,600,000					108,600,000						$ 108,600,000
Newbuildings acquired, cost		78,200,000					$ 78,200,000						$ 78,200,000
Capital Addition Purchase Commitments [Member]
Significant Acquisitions and Disposals [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed		$ 404,000,000						490,000,000
Capital Addition Purchase Commitments [Member] | Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed								$ 490,000,000.0
Common Stock [Member]
Significant Acquisitions and Disposals [Line Items]
Number of shares issued as consideration | shares										15,500,000
Common Stock [Member] | Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Number of shares issued as consideration | shares							31,000,000	31,000,000		15,500,000			31,000,000				0	0
Share price (in USD per share) | $ / shares		$ (4.10)					$ (4.10)			$ (12.54)			$ (4.10)								$ (11.51)
Frontline 2012 [Member]
Significant Acquisitions and Disposals [Line Items]
Number of SPCs acquired | company		12					12	13		5
Capesize drybulk size range | t										180,000
Value of share consideration paid in connection with purchase of vessel							$ 127,100,000	$ 356,800,000		$ 194,400,000
Noncash or Part Noncash Acquisition, Payables Assumed										150,000,000
Cash acquired upon purchase of SPC's								25,100,000		43,400,000
Value of Share Consideration Paid in Connection with Purchase of SPCs, Net of Cash Acquired								$ 331,661,000		$ 150,959,000
Number of Capesize Newbuildings Delivered									2	3	3			2	3
Number of Capesize Newbuildings Acquired | vessel										5
Number of SPCs expected to acquire | company										25
Proceeds from Contributed Capital		$ 59,700,000
Frontline 2012 [Member] | Common Stock [Member]
Significant Acquisitions and Disposals [Line Items]
Number of shares issued as consideration | shares								31,000,000		15,500,000.0
Share price (in USD per share) | $ / shares		$ (4.10)					$ (4.10)	$ (11.51)		$ (12.54)			$ (4.10)	$ (11.51)	$ (11.51)
Capesize Newbuildings [Member]
Significant Acquisitions and Disposals [Line Items]
Number of Newbuilding Contracts																	13	14
Newcastlemax Newbuildings [Member]
Significant Acquisitions and Disposals [Line Items]
Number of Newbuilding Contracts																	2
Supramax Vessels [Member]
Significant Acquisitions and Disposals [Line Items]
Number of Newbuilding Contracts																	3
Scenario, Forecast [Member]
Significant Acquisitions and Disposals [Line Items]
Newbuilding Contract, Sold																$ 46,200,000
Newbuilding commitments																				$ 570,100,000
Scenario, Forecast [Member] | KSL Caribbean and KSL Mediterranean [Member]
Significant Acquisitions and Disposals [Line Items]
Number of newbuilding expected to be delivered and sold																2
Scenario, Forecast [Member] | KSL Caribbean [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds From Sale Of Vessels and Equipment																$ 46,200,000
Subsequent Event [Member]
Significant Acquisitions and Disposals [Line Items]
Number of shares issued as consideration | shares			31,000,000
Reimbursement Revenue			$ 500,000